DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 Growth ESG ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 8.4%
Alphabet, Inc., Class A*	2,320	$234,297
Alphabet, Inc., Class C*	2,096	212,639
Take-Two Interactive Software, Inc.*	60	6,341

(Cost $398,218)		453,277

Consumer Discretionary - 12.4%
Amazon.com, Inc.*	3,831	369,845
Aptiv PLC*	68	7,254
Caesars Entertainment, Inc.*	84	4,268
eBay, Inc.	260	11,814
Etsy, Inc.*	80	10,567
Hilton Worldwide Holdings, Inc.	68	9,698
Lowe’s Cos., Inc.	390	82,895
McDonald’s Corp.	204	55,649
Newell Brands, Inc.	124	1,608
NIKE, Inc., Class B	420	46,070
Starbucks Corp.	360	36,792
Target Corp.	156	26,063
Yum! Brands, Inc.	84	10,807

(Cost $623,303)		673,330

Consumer Staples - 3.1%
Costco Wholesale Corp.	138	74,416
Estee Lauder Cos., Inc., Class A	84	19,806
Hershey Co.	40	9,407
PepsiCo, Inc.	356	66,042

(Cost $159,039)		169,671

Energy - 1.7%
APA Corp.	112	5,247
Devon Energy Corp.	404	27,682
Hess Corp.	119	17,125
Occidental Petroleum Corp.	188	13,064
ONEOK, Inc.	120	8,031
Pioneer Natural Resources Co.	81	19,115

(Cost $94,809)		90,264

Financials - 10.8%
American Express Co.	159	25,057
Aon PLC, Class A	77	23,738
Bank of America Corp.	1,880	71,158
BlackRock, Inc.	48	34,368
Capital One Financial Corp.	112	11,563
Cboe Global Markets, Inc.	36	4,566
Cincinnati Financial Corp.	48	5,326
Comerica, Inc.	36	2,583
FactSet Research Systems, Inc.	14	6,458
Goldman Sachs Group, Inc.	209	80,705
JPMorgan Chase & Co.	826	114,137
MarketAxess Holdings, Inc.	12	3,215
Marsh & McLennan Cos., Inc.	188	32,558
Moody’s Corp.	64	19,089
Morgan Stanley	404	37,600
MSCI, Inc.	49	24,884
Nasdaq, Inc.	164	11,227
Raymond James Financial, Inc.	72	8,417
Regions Financial Corp.	260	6,035
S&P Global, Inc.	128	45,158
Synchrony Financial	168	6,313
T. Rowe Price Group, Inc.	96	11,991

(Cost $553,833)		586,146

Health Care - 17.5%
Abbott Laboratories	572	61,536
AbbVie, Inc.	585	94,290
ABIOMED, Inc.*	16	6,045
Agilent Technologies, Inc.	112	17,358
Amgen, Inc.	134	38,378

Bio-Rad Laboratories, Inc., Class A*	8	3,318
Edwards Lifesciences Corp.*	240	18,540
Eli Lilly & Co.	483	179,232
HCA Healthcare, Inc.	76	18,257
Hologic, Inc.*	116	8,834
IDEXX Laboratories, Inc.*	36	15,331
Illumina, Inc.*	48	10,468
Laboratory Corp. of America Holdings	28	6,740
Mettler-Toledo International, Inc.*	9	13,226
Moderna, Inc.*	205	36,061
Quest Diagnostics, Inc.	32	4,858
Regeneron Pharmaceuticals, Inc.*	66	49,612
ResMed, Inc.	52	11,970
Stryker Corp.	84	19,647
Thermo Fisher Scientific, Inc.	240	134,453
UnitedHealth Group, Inc.	240	131,462
Vertex Pharmaceuticals, Inc.*	94	29,742
Waters Corp.*	28	9,705
Zoetis, Inc.	187	28,824

(Cost $899,751)		947,887

Industrials - 4.7%
Cintas Corp.	24	11,083
Deere & Co.	78	34,398
Dover Corp.	40	5,678
Fastenal Co.	172	8,860
Generac Holdings, Inc.*	40	4,221
IDEX Corp.	20	4,750
Illinois Tool Works, Inc.	72	16,378
JB Hunt Transport Services, Inc.	29	5,333
Johnson Controls International PLC	260	17,274
Otis Worldwide Corp.	104	8,121
Pentair PLC	60	2,746
Republic Services, Inc.	56	7,800
Robert Half International, Inc.	48	3,782
Rockwell Automation, Inc.	36	9,512
Union Pacific Corp.	156	33,919
United Parcel Service, Inc., Class B	192	36,428
United Rentals, Inc.*	26	9,179

Verisk Analytics, Inc.	48	8,818
Waste Management, Inc.	115	19,288
Xylem, Inc.	44	4,943

(Cost $236,212)		252,511

Information Technology - 36.4%
Adobe, Inc.*	286	98,650
Advanced Micro Devices, Inc.*	986	76,543
Apple, Inc.	3,078	455,636
Applied Materials, Inc.	536	58,746
Arista Networks, Inc.*	152	21,174
CDW Corp.	48	9,055
Cisco Systems, Inc.	1,148	57,078
HP, Inc.	280	8,411
Keysight Technologies, Inc.*	84	15,195
Lam Research Corp.	84	39,680
Microsoft Corp.	1,869	476,857
Motorola Solutions, Inc.	60	16,332
NVIDIA Corp.	1,534	259,599
Oracle Corp.	929	77,135
QUALCOMM, Inc.	687	86,899
Salesforce, Inc.*	370	59,292
Seagate Technology Holdings PLC	88	4,661
Texas Instruments, Inc.	273	49,265
Trimble, Inc.*	84	5,019
Visa, Inc., Class A	432	93,744
Zebra Technologies Corp., Class A*	24	6,487

(Cost $1,786,580)		1,975,458

Materials - 1.9%
Albemarle Corp.	48	13,343
CF Industries Holdings, Inc.	72	7,790
Freeport-McMoRan, Inc.	388	15,442
Linde PLC	156	52,491
Nucor Corp.	88	13,196

(Cost $97,200)		102,262

Real Estate - 3.0%
American Tower Corp. REIT	144	31,860
AvalonBay Communities, Inc. REIT	36	6,296
CBRE Group, Inc., Class A*	100	7,960
Equinix, Inc. REIT	26	17,957
Essex Property Trust, Inc. REIT	16	3,526
Extra Space Storage, Inc. REIT	84	13,498
Federal Realty Investment Trust REIT	20	2,222
Iron Mountain, Inc. REIT	108	5,868
Mid-America Apartment Communities, Inc. REIT	44	7,255
Prologis, Inc. REIT	348	40,991
Simon Property Group, Inc. REIT	120	14,333
UDR, Inc. REIT	104	4,313
Weyerhaeuser Co. REIT	192	6,280

(Cost $150,103)		162,359

TOTAL COMMON STOCKS (Cost $4,999,048)		5,413,165

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(a)
(Cost $1,096)	1,096	1,096

TOTAL INVESTMENTS - 99.9% (Cost $5,000,144)		$5,414,261
Other assets and liabilities, net - 0.1%		4,932

NET ASSETS - 100.0%		$5,419,193

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 11/9/2022 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.74%(a)
—	5,584	(4,488)	—	—	4	—	1,096	1,096

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,413,165	$—	$—	$5,413,165
Short-Term Investments(a)	1,096	—	—	1,096

TOTAL	$5,414,261	$—	$—	$5,414,261

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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R-089711-1 (5/24) DBX005195 (5/24)